Financial assets and liabilities - Summary of Credit Risk Rating (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of external credit grades [line items]
Credit rating	R$ 25,354,053	R$ 25,487,289
AAA credit rating [member]
Disclosure of external credit grades [line items]
Credit rating	23,080,390	20,878,272
AA credit rating [member]
Disclosure of external credit grades [line items]
Credit rating	2,239,266	3,991,846
BBB
Disclosure of external credit grades [line items]
Credit rating	R$ 34,397	R$ 617,171